SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 398,172	$ 4,595,982	$ 6,237,488
Adjustments to reconcile net cash flows from operating activities:
Allowance for doubtful accounts	1,000,000		116
Changes in operating assets and liabilities:
Payables due to subsidiaries	(5,586,209)	(4,563,346)	(430,621)
Prepaid expenses and other current assets	(7,400,216)	(2,170,541)	(265,446)
Net cash used in operating activities	(7,722,796)	(651,912)	(187,121)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit
Net cash used in investing activities	(15,727)	(1,185,665)	(3,055,651)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options			140
Net cash provided by financing activities	8,755,113	1,155,247	2,261,516
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	398,172	4,595,982	6,237,488
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(2,070,944)	(5,442,910)	(7,209,698)
Amortization of stock-based compensation	848,445	131,092	170,883
Issuance of ordinary shares for services	471,395	218,304
Allowance for doubtful accounts	1,000,000
Changes in operating assets and liabilities:
Payables due to subsidiaries	(750,021)	(1,596,032)	597,475
Prepaid expenses and other current assets	(5,497,500)	65,669	(40,148)
Net cash used in operating activities	(5,600,453)	(2,027,895)	(244,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	5,600,000	2,027,544
Proceeds from exercise of stock options			140
Cash lent to subsidiaries and VIE
Net cash provided by financing activities	5,600,000	2,027,544	140
CHANGES IN CASH	(453)	(354)	(243,860)
CASH beginning of year	867	1,221	245,081
CASH, end of year	$ 414	$ 867	$ 1,221